UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-01494

GENERAL ELECTRIC S&S PROGRAM MUTUAL FUND

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/10

Item 1.	Schedule of Investments.

S&S Program Mutual

Schedule of Investments (dollars in thousands)—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Common Stock—96.6% †	Number of Shares	Value
Aerospace & Defense—3.4%
CAE Inc.	1,851,248	$16,080
Hexcel Corp.	607,419	9,421	(a)
Honeywell International Inc.	1,131,184	44,150
ITT Corp.	198,259	8,906
Rockwell Collins Inc.	235,205	12,496
United Technologies Corp.	339,436	22,033
		113,086

Beverages—3.4%
Molson Coors Brewing Co.	152,507	6,460
PepsiCo Inc.	1,756,985	107,088
		113,548

Biotechnology—4.5%
Amgen Inc.	1,722,836	90,621	(a)
Gilead Sciences Inc.	1,674,431	57,399	(a)
		148,020

Capital Markets—5.7%
Ameriprise Financial Inc.	427,019	15,428
Invesco Ltd.	266,887	4,492
Morgan Stanley	335,516	7,787
State Street Corp.	1,875,001	63,413	(e)
The Bank of New York Mellon Corp.	747,283	18,450
The Charles Schwab Corp.	531,534	7,537
The Goldman Sachs Group Inc.	543,131	71,297
		188,404

Chemicals—2.4%
Monsanto Co.	600,426	27,752
Potash Corp of Saskatchewan Inc.	141,069	12,166
Praxair Inc.	463,849	35,248
The Mosaic Co.	92,537	3,607
		78,773

Commercial Banks—0.8%
Regions Financial Corp.	1,450,881	9,547
US Bancorp	419,393	9,373
Wells Fargo & Co.	296,066	7,579
		26,499

Commercial Services & Supplies—1.0%
Corrections Corporation of America	696,882	13,296	(a)
Iron Mountain Inc.	849,552	19,081
		32,377

Communications Equipment—5.5%
Cisco Systems Inc.	3,654,340	77,874	(a)
QUALCOMM Inc.	2,042,244	67,067
Research In Motion Ltd.	727,945	35,859	(a)
		180,800

Computers & Peripherals—2.9%
Apple Inc.	209,608	52,723	(a)
Hewlett-Packard Co.	1,033,035	44,710
		97,433

Consumer Finance—0.4%
Capital One Financial Corp.	284,278	11,456

Diversified Financial Services—5.4%
Bank of America Corp.	4,444,362	63,865
CME Group Inc.	175,260	49,344
JPMorgan Chase & Co.	1,808,737	66,218
		179,427

Diversified Telecommunication Services—0.9%
AT&T Inc.	781,598	18,907
Verizon Communications Inc.	343,140	9,615
		28,522

Electric Utilities—1.8%
Edison International	457,521	14,513
Entergy Corp.	163,975	11,744
ITC Holdings Corp.	60,632	3,208
NextEra Energy Inc	267,882	13,062
Northeast Utilities	626,780	15,970
		58,497

Electrical Equipment—0.4%
ABB Ltd. ADR	689,567	11,916

Electronic Equipment, Instruments & Components—0.2%
Corning Inc.	495,648	8,005

Energy Equipment & Services—2.4%
Halliburton Co.	190,633	4,680
National Oilwell Varco Inc.	106,754	3,530
Schlumberger Ltd.	1,272,406	70,415
Weatherford International Ltd.	152,507	2,004	(a)
		80,629

Food & Staples Retailing—0.4%
Safeway Inc.	305,013	5,997
Sysco Corp.	232,271	6,636
		12,633

Food Products—2.7%
Archer-Daniels-Midland Co.	813,474	21,004
Kellogg Co.	227,937	11,465
Kraft Foods Inc.	1,295,410	36,271
McCormick & Company Inc.	318,841	12,103
Nestle S.A. ADR	152,507	7,357
		88,200

Healthcare Equipment & Supplies—4.1%
Baxter International Inc.	323,368	13,142
Becton Dickinson and Co.	183,008	12,375
Covidien PLC	1,170,224	47,020
Hologic Inc.	437,419	6,093	(a)
Medtronic Inc.	837,515	30,377
ResMed Inc.	417,496	25,388	(a)
		134,395

Healthcare Providers & Services—2.2%
Cardinal Health Inc.	327,951	11,022
Express Scripts Inc.	968,379	45,533	(a)
McKesson Corp.	91,504	6,145
Omnicare Inc.	457,521	10,843
		73,543

Hotels, Restaurants & Leisure—0.4%
Carnival Corp.	475,966	14,393

Household Durables—0.1%
MDC Holdings Inc.	81,117	2,186

Household Products—2.6%
Clorox Co.	346,953	21,567
The Procter & Gamble Co.	1,082,302	64,916
		86,483

Independent Power Producers & Energy Traders—0.1%
Calpine Corp.	343,140	4,365	(a)

Industrial Conglomerates—0.2%
Siemens AG ADR	57,285	5,129

Insurance—2.7%
ACE Ltd.	381,267	19,628
Aflac Inc.	381,178	16,265
AON Corp.	213,510	7,925
PartnerRe Ltd.	106,832	7,493
Principal Financial Group Inc.	503,272	11,797
Prudential Financial Inc.	509,567	27,343
		90,451

Internet Software & Services—1.8%
Baidu Inc. ADR	505,650	34,425	(a)
Google Inc.	57,755	25,698	(a)
		60,123

IT Services—4.9%
Cognizant Technology Solutions Corp.	211,799	10,603	(a)
International Business Machines Corp.	502,852	62,092
The Western Union Co.	2,969,726	44,279
Visa Inc.	654,076	46,276
		163,250

Life Sciences Tools & Services—1.1%
Life Technologies Corp.	385,014	18,192	(a)
Thermo Fisher Scientific Inc.	401,796	19,708	(a)
		37,900

Machinery—1.4%
Cummins Inc.	112,004	7,295
Deere & Co.	297,389	16,559
Eaton Corp.	247,335	16,186
Navistar International Corp.	140,409	6,908	(a)
		46,948

Media—4.4%
DIRECTV	655,941	22,249	(a)
Liberty Global Inc.	520,649	13,532	(a)
News Corp.	419,048	5,012
Omnicom Group Inc.	1,404,103	48,161
The Walt Disney Co.	571,901	18,015
Time Warner Inc.	1,345,094	38,887
		145,856

Metals & Mining—1.7%
Allegheny Technologies Inc.	820,930	36,277
Barrick Gold Corp.	228,760	10,388
Freeport-McMoRan Copper & Gold Inc.	144,881	8,567
		55,232

Multiline Retail—1.1%
Kohl’s Corp.	99,641	4,733	(a)
Target Corp.	649,089	31,916
		36,649

Multi-Utilities—0.6%
Dominion Resources Inc.	533,774	20,678

Oil, Gas & Consumable Fuels—7.8%
Apache Corp.	287,538	24,208
Chesapeake Energy Corp.	171,570	3,594
Chevron Corp.	404,143	27,425
Devon Energy Corp.	240,198	14,633
El Paso Corp.	683,231	7,591
Exxon Mobil Corp.	1,346,372	76,837
Marathon Oil Corp.	686,281	21,336
Occidental Petroleum Corp.	321,459	24,801
Southwestern Energy Co.	487,615	18,841	(a)
Suncor Energy Inc.	1,341,361	39,490
		258,756

Paper & Forest Products—0.1%
Weyerhaeuser Co.	133,443	4,697

Personal Products—0.1%
Avon Products Inc.	91,098	2,414

Pharmaceuticals—2.4%
Abbott Laboratories	95,317	4,459	(h)
Bristol-Myers Squibb Co.	1,141,336	28,465
Johnson & Johnson	551,140	32,550
Pfizer Inc.	953,168	13,592
		79,066

Real Estate Management & Development—0.3%
CB Richard Ellis Group Inc.	829,515	11,290	(a)

Road & Rail—0.9%
Union Pacific Corp.	424,860	29,532

Semiconductors & Semiconductor Equipment—2.7%
Intel Corp.	2,356,681	45,837
KLA-Tencor Corp.	247,823	6,909
Microchip Technology Inc.	209,697	5,817
NVIDIA Corp.	152,507	1,557	(a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR	876,914	8,559
Texas Instruments Inc.	922,469	21,475
		90,154

Software—3.7%
Microsoft Corp.	4,464,446	102,727
Oracle Corp.	963,913	20,686
		123,413

Specialty Retail—2.2%
Bed Bath & Beyond Inc.	488,918	18,129	(a)
Lowe’s Companies Inc.	2,706,132	55,259
		73,388

Tobacco—0.6%
Altria Group Inc.	114,380	2,292
Philip Morris International Inc.	400,330	18,351
		20,643

Wireless Telecommunication Services—2.2%
American Tower Corp.	462,471	20,580	(a)
NII Holdings Inc.	1,639,568	53,319	(a)
		73,899
Total Common Stock (Cost $3,317,759)		3,203,058

		Principal Amount	Value
Short-Term Investments—3.4%

Repurchase Agreement
State Street Corp.
0.01%	07/01/10	$111,915	$111,915	(e)
(Cost $111,915)

Total Investments			3,314,973
(Cost $3,429,674)

Other Assets and Liabilities, net—0.0%*			281

NET ASSETS—100.0%			$3,315,254

Notes to Schedules of Investments (dollars in thousands)—June 30, 2010 (unaudited)

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to $ 279,284 or 10.96% of the net assets of the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At June 30, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at June 30, 2010.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Funds-GE Money Market Fund.

(l)	Securities in default

(m)	Illiquid Securities at June 30, 2010, these securities amounted to $12,602; or 0.49% of Net Assets for the GE S&S Income Fund. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(n)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of June 30, 2010.
*	Less than 0.1%
**	Par value is less than $1.00.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Security Valuation and Transactions

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds’ fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following tables present the Funds’ investments measured at fair value on a recurring basis at June 30, 2010:

GE S&S Program Mutual Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$3,203,058	$—	$—	$3,203,058
Short-Term Investments	—	111,915	—	111,915

Total Investments in Securities	$3,203,058	$111,915	$—	$3,314,973

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Program Mutual Fund

By:	/S/ JAMES W. IRELAND
James W. Ireland
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ JAMES W. IRELAND
James W. Ireland
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 19, 2010

By:	/S/ EUNICE TSANG
EUNICE TSANG
Treasurer, S&S Funds

Date: August 19, 2010